RESTRUCTURING, COSTS BY CATEGORY (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2017
Restructuring costs by category
Restructuring costs, cash	$ 738,000	$ 697,000
Restructuring costs, non cash		41,000
Restructuring costs		738,000
Research and development
Restructuring costs by category
Restructuring costs, cash		602,000
Restructuring costs, non cash		41,000
Restructuring costs		643,000
General and administrative
Restructuring costs by category
Restructuring costs, cash		95,000
Restructuring costs		$ 95,000